Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents
17	Cash and cash equivalents

Cash and cash equivalents are analysed as follows:

	31/12/20	31/12/19
Cash on hand	881	188
Bank accounts	47,306	39,611
Total	48,187	39,799

As at December 31, 2020 the Chinese subsidiary Italsofa Shanghai Ltd has a deposit of 4,078 with a domestic bank. The remittance of such cash to the Parent in Italy could take 3 to 4 months due to the local requirements that need to be complied with before this can take place.

The following tables show the Group’s cash and cash equivalents broken-down by region.

	31/12/20	31/12/19
Europe	38,773	21,168
China	6,040	16,572
North America	2,725	1,317
South America	533	575
Other	116	167
Total	48,187	39,799

For the purpose of the statement of cash flows, cash and cash equivalents comprise the following:

	31/12/20	31/12/19	31/12/18
Cash and cash equivalents in the statement of financial position	48,187	39,799	62,131
Bank overdrafts repayable on demand	(2,111)	(1,974)	(1,762)
Cash and cash equivalents in the statement of cash flows	46,076	37,825	60,369

Bank overdrafts repayable on demand form an integral part of the Group’s cash management (see note 25).